Liquidated Damages Payable (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 10, 2023	Feb. 10, 2023	Feb. 10, 2023	Feb. 08, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-term liquidated damages					$ 6,293	$ 6,293		$ 5,843	$ 5,197
Long-term liquidated damages					0	0		494	7,008
Liquidated damages outstanding amount					$ 6,293	$ 6,293		$ 6,337	12,205
Percentage of aggregate amount invested						6.00%		6.00%
Liquidated damages payable accrued interest percentage						1.00%
Stock issued during period shares new issues
Number of share issued value							$ 30,490	$ 30,490	$ 19,838
Stock Purchase Agreement [Member] | Investor [Member]
Stock issued during period shares new issues	11,766	35,486		47,252
Shares issued price per share				$ 10.56
Liquidated damages		$ 499		$ 499
Number of share issued value	$ 45		$ 324			$ 369
Gain on settlement of the liquidated damages	$ 84		$ 46			$ 130